Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

26.Related Party Transactions

Management and Director Compensation

Compensation for the company’s key management team for the years ended December 31 determined in accordance with the company’s IFRS accounting policies was as follows:

	2023	2022
Salaries and other short-term employee benefits	14.5	10.2
Share-based payments	7.3	5.7
	21.8	15.9

Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2023	2022
Retainers and fees	1.4	1.7
Share-based payments	0.2	0.3
	1.6	2.0

Transactions with subsidiaries

Fairfax India Performance Fee Receivable

At December 31, 2023 the holding company had a performance fee receivable of $110.2 pursuant to its investment advisory agreement with Fairfax India for the period from January 1, 2021 to December 31, 2023. This intercompany receivable is eliminated in the company’s consolidated financial reporting. The company elected to receive the performance fee payable in cash and expects receipt of payment within the first six months of 2024.